Income Taxes - Roll forward of deferred income tax assets and liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	$ 30,962,539	$ 26,213,382
Credit (Charge) to Consolidated Statement of Income	3,611,953	(369,510)
(Charge) to Consolidated Statement of Income (Discontinued Operations)	(9,410,332)
Credit (Charge) to Other Comprehensive Income and Retained Earnings	145,406	(619,304)
Disposed Operations	(7,789,073)		$ (223,272)
Credit (Charge) to Other Accounts		5,737,971
Deferred income tax account at end of period	17,520,493	30,962,539	26,213,382
Accrued liabilities
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	7,128,606	6,219,312
Credit (Charge) to Consolidated Statement of Income	(2,805,045)	909,294
Deferred income tax account at end of period	4,323,561	7,128,606	6,219,312
Loss allowance
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	946,559	1,235,658
Credit (Charge) to Consolidated Statement of Income	(338,786)	(289,099)
Deferred income tax account at end of period	607,773	946,559	1,235,658
Customer advances
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	1,854,424	1,600,334
Credit (Charge) to Consolidated Statement of Income	1,283,170	254,090
(Charge) to Consolidated Statement of Income (Discontinued Operations)	(801,843)
Deferred income tax account at end of period	2,335,751	1,854,424	1,600,334
Derivative financial instrument
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	615	972,991
Credit (Charge) to Consolidated Statement of Income	(615)	(394,096)
Credit (Charge) to Other Comprehensive Income and Retained Earnings		(578,280)
Deferred income tax account at end of period		615	972,991
Property, plant and equipment, net
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	3,704,746	2,084,550
Credit (Charge) to Consolidated Statement of Income	219,143	1,620,196
Deferred income tax account at end of period	3,923,889	3,704,746	2,084,550
Prepaid expenses and other items.
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	4,508,914	5,868,717
Credit (Charge) to Consolidated Statement of Income	(842,078)	(1,274,995)
(Charge) to Consolidated Statement of Income (Discontinued Operations)	(1,569,159)
Credit (Charge) to Other Comprehensive Income and Retained Earnings	(47,436)	(83,947)
Disposed Operations	(2,050,241)
Credit (Charge) to Other Accounts		(861)
Deferred income tax account at end of period		4,508,914	5,868,717
Tax loss carry forwards
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	11,401,851	11,249,585
Credit (Charge) to Consolidated Statement of Income	1,349,105	152,266
(Charge) to Consolidated Statement of Income (Discontinued Operations)	(2,634,388)
Deferred income tax account at end of period	10,116,568	11,401,851	11,249,585
Deferred income tax assets of foreign subsidiaries
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	218,983	261,929
Credit (Charge) to Consolidated Statement of Income	27,830	(42,946)
Deferred income tax account at end of period	246,813	218,983	261,929
Tax credit
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	5,738,832
Credit (Charge) to Consolidated Statement of Income	0
Disposed Operations	(5,738,832)
Credit (Charge) to Other Accounts		5,738,832
Deferred income tax account at end of period		5,738,832
Investments
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(1,733,507)	(729,910)
Credit (Charge) to Consolidated Statement of Income	969,922	(1,046,520)
(Charge) to Consolidated Statement of Income (Discontinued Operations)	(248,284)
Credit (Charge) to Other Comprehensive Income and Retained Earnings	311,584	42,923
Deferred income tax account at end of period	(700,285)	(1,733,507)	(729,910)
Derivative financial instruments.
Roll forward of deferred income tax assets and liabilities
Credit (Charge) to Consolidated Statement of Income	(12,137)
Credit (Charge) to Other Comprehensive Income and Retained Earnings	(118,742)
Deferred income tax account at end of period	(130,879)
Intangible assets and transmission rights
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(2,807,484)	(2,549,784)
Credit (Charge) to Consolidated Statement of Income	4,321,627	(257,700)
(Charge) to Consolidated Statement of Income (Discontinued Operations)	(4,156,658)
Deferred income tax account at end of period	(2,642,515)	$ (2,807,484)	$ (2,549,784)
Prepaid expenses and other items..
Roll forward of deferred income tax assets and liabilities
Credit (Charge) to Consolidated Statement of Income	(560,183)
Deferred income tax account at end of period	$ (560,183)